Stockholders' Equity - July 2016 Aspire Common Stock Purchase Agreement (Q3) (Details)		1 Months Ended	9 Months Ended		12 Months Ended		18 Months Ended	27 Months Ended
	Jul. 05, 2016 USD ($) shares	Jul. 31, 2016 USD ($) closing_price d $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Sep. 30, 2018 USD ($) shares
Stockholders Equity Note [Line Items]
Transaction costs | $			$ 637,000	$ 1,235,000	$ 1,392,000	$ 641,000
Aspire Capital
Stockholders Equity Note [Line Items]
Common stock purchase agreement, shares authorized, amount | $		$ 7,000,000
Common stock purchase agreement, term		24 months
Shares issued (in shares) | shares	151,899
Shares issued, value | $	$ 600,000
Issuance of common stock (in shares) | shares	253,165						500,000	500,000
Issuance of common stock, value | $	$ 1,000,000						$ 1,200,000	$ 1,200,000
Transaction costs | $		$ 100,000
Common stock purchase agreement, number of closing prices averaged to determine sale price (in closing prices) | closing_price		3
Common stock purchase agreement, number of days prior to stock purchase date for stock price assessment (in days) | d		12
Sale price measurement period		12 days
Share price, floor price required to use committed equity financing (in usd per share) | $ / shares		$ 1
Common stock purchase agreement, VWAP purchase, share price threshold (higher than) (in usd per share) | $ / shares		$ 3
Common stock purchase agreement, VWAP purchase, percentage of shares traded		30.00%
Common stock purchase agreement, VWAP purchase, percentage of weighted average price		97.00%
Common stock purchase agreement, maximum amount of shares to be sold (in shares) | shares		1,200,000
Common stock purchase agreement, maximum amount of shares to be sold, percentage of outstanding shares		19.99%
Aspire Capital | Minimum
Stockholders Equity Note [Line Items]
Common stock purchase agreement, daily purchase limit, shares (in shares) | shares		10,000
Aspire Capital | Maximum
Stockholders Equity Note [Line Items]
Common stock purchase agreement, daily purchase limit, shares (in shares) | shares		200,000
Aspire Capital | Common Stock
Stockholders Equity Note [Line Items]
Stocked issued during period, weighted average cost per share (in usd per share) | $ / shares		$ 3.82